Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and financial investments
Schedule of cash and cash equivalents
	December 31, 2023	December 31, 2022
Cash and cash equivalents	63,690	127,263
Short-term financial investments	147,948	58,464
Total	211,638	185,727

Schedule of financial investments
.	December 31, 2023	December 31, 2022
Financial investments	3,164	96,299